Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (10-K) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 28,325
2021	$ 22,778	$ 28,325